Property, plant and equipment (Schedule of Property plant and equipment table) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	$ 3,286,515
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	9,332	$ 10,799
Additions	5,366	1,101
Depreciation charge	(3,060)	(2,514)
Transfers	1,341	(54)
Right-of-use assets - end of year	12,979	9,332
Property, plant and equipment - End of year	3,325,077	3,286,515
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	9,731,347	9,507,370
Additions	333,025	211,635
Transfers	(1,341)	54
Change in reclamation provision	(33,908)	(54,991)
Disposals	(64,935)	(4,769)
Effect of movements in exchange rates	(26,294)	72,048
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	9,937,894	9,731,347
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(6,454,164)	(6,149,397)
Depreciation charge	294,384	274,593
Change in reclamation provision	28,333	37,683
Disposals	61,184	3,352
Effect of movements in exchange rates	33,235	(71,209)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(6,625,796)	(6,454,164)
Land and buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	1,700,319
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	7,705	8,326
Additions	2,031	696
Depreciation charge	(1,623)	(1,291)
Transfers	1,365	(26)
Right-of-use assets - end of year	9,478	7,705
Property, plant and equipment - End of year	1,615,702	1,700,319
Land and buildings [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	5,285,231	5,213,324
Additions	0	206
Transfers	95,360	72,014
Change in reclamation provision	(33,908)	(54,991)
Disposals	(32,630)	(210)
Effect of movements in exchange rates	(31,085)	54,888
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	5,282,968	5,285,231
Land and buildings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(3,592,617)	(3,412,990)
Depreciation charge	172,805	164,525
Change in reclamation provision	28,333	37,683
Disposals	30,600	14
Effect of movements in exchange rates	29,745	(52,799)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(3,676,744)	(3,592,617)
Plant and equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	738,741
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	507	401
Additions	307	385
Depreciation charge	(500)	(251)
Transfers	(24)	(28)
Right-of-use assets - end of year	290	507
Property, plant and equipment - End of year	759,879	738,741
Plant and equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	3,016,140	2,897,605
Additions	53	734
Transfers	137,244	105,291
Change in reclamation provision	0	0
Disposals	(22,759)	(3,004)
Effect of movements in exchange rates	(8,871)	15,514
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	3,121,807	3,016,140
Plant and equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(2,277,906)	(2,159,021)
Depreciation charge	114,340	105,545
Change in reclamation provision	0	0
Disposals	21,207	2,064
Effect of movements in exchange rates	8,821	(15,404)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(2,362,218)	(2,277,906)
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	7,984
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	1,120	2,072
Additions	3,028	20
Depreciation charge	(937)	(972)
Transfers	0	0
Right-of-use assets - end of year	3,211	1,120
Property, plant and equipment - End of year	12,081	7,984
Furniture and fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	94,075	90,719
Additions	3	61
Transfers	8,650	4,299
Change in reclamation provision	0	0
Disposals	(9,390)	(1,300)
Effect of movements in exchange rates	(161)	296
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	93,177	94,075
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(87,211)	(83,676)
Depreciation charge	6,625	4,523
Change in reclamation provision	0	0
Disposals	9,377	1,274
Effect of movements in exchange rates	152	(286)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(84,307)	(87,211)
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	228,867
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	318,362	228,867
Under constructions [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	265,665	237,280
Additions	332,888	210,172
Transfers	(242,595)	(181,550)
Change in reclamation provision	0	0
Disposals	(156)	(255)
Effect of movements in exchange rates	(28)	18
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	355,774	265,665
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(36,798)	(36,798)
Depreciation charge	614	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	0	0
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(37,412)	(36,798)
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	610,604
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	619,053	610,604
Exploration and evaluation [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	1,070,236	1,068,442
Additions	81	462
Transfers	0	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	13,851	1,332
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	1,084,168	1,070,236
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(459,632)	(456,912)
Depreciation charge	0	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	(5,483)	(2,720)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	$ (465,115)	$ (459,632)